Leases - Operating lease liabilities (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Lessee, Lease, Description [Line Items]
Office Lease	$ 694,417
Less: current portion	(222,910)
Right-of-use liability - operating, less current portion, related party	471,507
Related party
Lessee, Lease, Description [Line Items]
Office Lease	265,059
Less: current portion	(101,401)	$ 0
Right-of-use liability - operating, less current portion, related party	163,658	$ 0
Nonrelated party
Lessee, Lease, Description [Line Items]
Office Lease	429,358
Less: current portion	(121,509)
Right-of-use liability - operating, less current portion, related party	$ 307,849